Leases	3 Months Ended
Mar. 31, 2023
Leases
Leases

Note 11. Leases

We have operating leases for manufacturing and production facilities, distribution and warehousing facilities, vehicles and machinery and equipment. Some of our lease agreements have renewal options, tenant improvement allowances, rent holidays and rent escalation clauses. The remaining terms on our leases range from 1 year to 7 years, some of which may include options to extend the leases and some of which may include options to terminate the leases within 1 year.

The following table summarizes the amount of right-of-use lease assets and lease liabilities included in each respective line item on the Company’s Condensed Consolidated Balance Sheets:

(Thousands)	Balance Sheet Location	March 31, 2023	December 31, 2022
Right-of-use operating lease assets	Operating lease right-of-use assets	$16,115	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	3,206	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	13,253	8,424

Depending on the nature of the lease, lease costs are classified within costs of sales or selling, general and administrative expense on the Company’s Condensed Consolidated Statements of Operations. The components of lease costs at March 31, 2023 and 2022, respectively, are as follows:

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating lease cost	$1,221	$929
Short-term lease cost	234	254
Total	$1,455	$1,183

The following table presents information about the Company’s weighted average discount rate and remaining lease term as of March 31, 2023 and March 31, 2022:

	March 31, 2023		March 31, 2022
Weighted-average discount rate	8.0%		7.4%
Weighted-average remaining lease term	5.3	years	5.5	years

Supplemental cash flow information about the Company’s leases as of March 31, 2023 is as follows:

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating cash flows from operating leases	$1,065	$832

During the three months ended March 31, 2023, the Company obtained $6.0 million of right-of-use operating lease assets in exchange for lease obligations.

Finance lease assets are recorded in property, plant and equipment, net with the corresponding lease liabilities included in accrued expenses and other current liabilities and long-term debt, net on the Condensed Consolidated Balance Sheets. There were no material finance leases as of March 31, 2023.

Future minimum lease payments under non-cancellable operating leases as of March 31, 2023 are as follows:

(Thousands)
Remainder of 2023	$3,212
2024	4,382
2025	3,277
2026	2,609
2027	2,589
Thereafter	4,239
Total future minimum lease payments	20,308
Less: imputed interest	(3,849)
Present value of minimum lease payments	$16,459